UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------------------

Check here if Amendment  (     );   Amendment Number:
                                                      ------------------------
This Amendment  (Check only one.):          (    )   is a restatement.
                                            (    )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harding, Loevner Management, L.P.
           ----------------------------------------------------
Address:   50 Division Street
           ----------------------------------------------------
           Suite 401
           ----------------------------------------------------
           Somerville, NJ  08876
           ----------------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Loevner
               ----------------------------------------------------------
Title:         President of HLM Holdings, Inc., GP of Harding, Loevner
               Management, L.P.
               ----------------------------------------------------------
Phone:         908-218-7900
               ----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                    Somerville, NJ          10/29/01
---------------------------------       -------------------     ---------------
(Signature)                             (City, State)           (Date)

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT.    (Check here if all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ------------------------

Form 13F Information Table Entry Total:         55
                                                ------------------------

Form 13F Information Table Value Total:         $321,671,963
                                                ------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended June 30, 2001
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


ALLIANZ                 SPONSORED
AKTIENGESELLSCHAFT         ADR     018805 10 1        236,555          10,285
ALLIED CAPITAL CORP        COM     01903Q 10 8      5,362,857         235,730
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      4,822,896          61,832
ANGLO AMERICAN PLC      SPONSORED
                           ADR     03485P 10 2        216,491          18,162
ARACRUZ CELULOSE        SPONSORED
                        ADR CL B   038496 20 4        233,635          15,733
AUTOMATIC DATA PROCESSING  COM     053015 10 3      2,902,603          61,705
BAXTER INTL INC            COM     071813 10 9      6,423,179         116,679
BERKSHIRE HATHAWAY         CLASS A 084670 10 8      3,080,000              44
BERKSHIRE HATHAWAY         CLASS B 084670 20 7        235,330             101
BP PLC                  SPONSORED
                           ADR     055622 10 4     30,929,110         629,024
BRISTOL-MEYERS SQUIBB      COM     110122 10 8      3,333,600          60,000
CEMEX SA                SPONSORED
                           ADR     151290 88 9        199,998           9,737
CERUS CORP                 COM     157085 10 1      1,238,186          26,205
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR     16941M 10 9     12,812,654         798,296
COLGATE PALMOLIVE CO.      COM     194162 10 3      2,576,980          44,240
COMPANIA VALE DO RIO    SPONSORED
DOCE (CVRD)                ADR     204412 10 0     11,234,047         564,525
DEUTSCHE TELEKOM        SPONSORED
                           ADR     251566 10 5        179,025          11,550
ELAN PLC                   ADR     284131 20 8     21,204,869         437,665
EMCORE CORP.               COM     290846 10 4         87,141          10,180
EXXON MOBILE               COM     30231G 10 2      3,668,731          93,115
FLEETBOSTON FINL CORP      COM     339030 10 8        413,033          11,239
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR     40049J 20 6      8,432,634         293,820
HDFC BANK LTD           SPONSORED
                           ADR     40415F 10 1        155,940          11,300
HEWLETT PACKARD CO         COM     428236 10 3      1,778,821         110,830
HSBC HOLDINGS           SPONSORED
                           ADR     404280 40 6        650,575          12,115
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     34,305,552       1,260,770
ING GROEP N V           SPONSORED
                           ADR     456837 10 3        364,722          13,660
INTEL CORP                 COM     458140 10 0      3,186,549         156,280
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      4,497,225          48,724
ITRON INC.                 COM     465741 10 6        264,730          11,500
JAPAN OTC EQUITY FUND      COM     471091 10 8        114,004          21,715
J P MORGAN CHASE & CO.     COM     46625H 10 0      2,612,475          76,500
JOHNSON & JOHNSON          COM     478160 10 4        221,600           4,000
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     21,515,879       1,547,905
ORACLE CORP                COM     68389X 10 5      2,528,517         200,995
PEARSON PLC             SPONSORED
                           ADR     705015 10 5        592,863          53,315
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      2,020,932         138,420
RIO TINTO               SPONSORED
                           ADR     767204 10 0        563,220           8,940
R O C TAIWAN FUND       SH BEN INT 749651 10 5        197,316          56,700
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     36,142,815         719,260
ROYCE MICRO-CAP TR INC     COM     780915 10 4        267,332          31,049
SAPPI                   SPONSORED
                           ADR     803069 20 2        167,200          19,000
SCHERING PLOUGH CORP       COM     806605 10 1      4,658,647         125,570
SCHLUMBERGER               COM     806857 10 8        332,467           7,275
SMARTFORCE ADR          SPONSORED
                           ADR     83170A 20 6      7,745,560         473,445
SONY CORP               SPONSORED
                           ADR     835699 30 7     13,833,610         416,675
TAIWAN SEMICONDUCTOR    SPONSORED
                           ADR     874039 10 0      1,407,490         148,313
TELEFONOS de MEXICO     SPONSORED
                           ADR     879403 78 0        213,144           6,600
TEVA PHARMACEUTICAL     SPONSORED
                           ADR     881624 20 9     26,144,323         432,495
TRANSPORTATION MARITIMA SPONSORED
MEXICANA                   ADR     893868 20 8        112,110          20,200
VIACOM                   CLASS B   925524 30 8      2,921,339          84,676
VODAFONE GROUP          SPONSORED
                           ADR     92857W 10 0     21,333,042         971,450
WELLS FARGO                COM     949746 10 1      3,433,762          77,250
WRIGLEY WM. JR. CO.        COM     982526 10 5      6,826,491         133,070
WPP GROUP               SPONSORED
                           ADR     929309 30 0        738,187          20,020
                TOTAL                             321,671,963


                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


ALLIANZ
AKTIENGESELLSCHAFT        X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
ANGLO AMERICAN PLC        X                                              X

ARACRUZ CELULOSE          X                                              X

AUTOMATIC DATA PROCESSING X                                              X
BAXTER INTL INC           X                                              X
BERKSHIRE HATHAWAY        X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP PLC                    X                                              X

BRISTOL-MEYERS SQUIBB     X                                              X
CEMEX SA                  X                                              X
CERUS CORP                X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
COMPANIA VALE DO RIO
DOCE (CVRD)               X                                              X
DEUTSCHE TELEKOM          X                                              X

ELAN PLC                  X                                              X
EMCORE CORP.              X                                              X
EXXON MOBILE              X                                              X
FLEETBOSTON FINL CORP     X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HDFC BANK LTD             X                                              X

HEWLETT PACKARD CO        X                                              X
HSBC HOLDINGS             X                                              X

IMPERIAL OIL LTD ADR      X                                              X
ING GROEP N V             X                                              X

INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
ITRON INC.                X                                              X
JAPAN OTC EQUITY FUND     X                                              X
J P MORGAN CHASE & CO.    X                                              X
JOHNSON & JOHNSON         X                                              X
LUXOTTICA GROUP ADR       X                                              X

ORACLE CORP               X                                              X
PEARSON PLC               X                                              X

QUINTILES TRANSNATIONAL
CORP.                     X                                              X
RIO TINTO                 X                                              X

R O C TAIWAN FUND         X                                              X
ROYAL DUTCH PETE
CO ADR                    X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SAPPI                     X                                              X

SCHERING PLOUGH CORP      X                                              X                                                 X
SCHLUMBERGER              X                                              X
SMARTFORCE ADR            X                                              X

SONY CORP                 X                                              X

TAIWAN SEMICONDUCTOR      X                                              X

TELEFONOS de MEXICO       X                                              X

TEVA PHARMACEUTICAL       X                                              X

TRANSPORTATION MARITIMA
MEXICANA                  X                                              X
VIACOM                    X                                              X
VODAFONE GROUP            X                                              X

WELLS FARGO               X                                              X
WRIGLEY WM. JR. CO.       X                                              X
WPP GROUP                 X                                              X
